Operating Segments	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Operating Segments
Note 9 - Operating Segments

The basis of segmentation and the measurement basis for the segment profit or loss are the same as that presented in Note 22 regarding operating segments in the annual financial statements.

Segment assets consist of current assets, fixed assets and intangible assets, as included in reports provided regularly to the chief operating decision maker.

	PV								Total
			Ellomay						reportable		Total
	Italy	Spain	Solar	Talasol	Israel	Bio Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2021
	€ in thousands

Revenues	-	1,534	-	11,202	2,130	6,129	22,940	-	43,935	(24,480)	19,455
Operating expenses	-	(423)	-	(1,988)	(170)	(4,925)	(18,049)	-	(25,555)	18,049	(7,506)
Depreciation expenses	-	(451)	-	(4,816)	(1,151)	(1,552)	(2,685)	-	(10,655)	3,599	(7,056)
Gross profit (loss)	-	660	-	4,398	809	(348)	2,206	-	7,725	(2,832)	4,893
Project development costs											(1,119)
General and
administrative expenses											(2,572)
Share of profits of equity
accounted investee											(772)
Operating profit											430
Financing income											1,716
Financing expenses in connection
with derivatives and warrants, net											(109)
Financing expenses, net											(6,806)
Interest expenses on minority shareholder loan											(939)
Loss before taxes
on Income											(5,708)
Segment assets as at
June 30, 2021	833	15,130	5,589	242,224	35,548	34,903	106,164	90,300	530,691	(34,904)	495,787

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Bio Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the six months ended June 30, 2020
	€ in thousands

Revenues	-	1,241	2,060	-	2,437	28,836	-	34,574	(30,360)	4,214
Operating expenses	-	(227)	(154)	-	(1,765)	(22,841)	-	(24,987)	22,841	(2,146)
Depreciation expenses	-	(453)	(1,174)	(28)	(726)	(2,600)	-	(4,981)	3,534	(1,447)
Gross profit (loss)	-	561	732	(28)	(54)	3,395	-	4,606	(3,985)	621
Project development costs										(2,338)
General and
administrative expenses										(2,204)
Share of profits of equity
accounted investee										850
Other income, net										-
Operating loss										(3,071)
Financing income										886
Financing income in connection
with derivatives and warrants, net										1,099
Financing expenses, net										(3,095)
Loss before taxes
on Income										(4,181)
Segment assets as at
June 30, 2020	518	15,841	37,096	190,768	18,395	110,970	2,318	375,906	(14,280)	361,626

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2020
	€ in thousands

Revenues	-	2,577	4,089	-	6,002	57,495	-	70,163	(60,518)	9,645
Operating expenses	-	(463)	(379)	-	(4,109)	(44,489)	-	(49,440)	44,489	(4,951)
Depreciation and amortization expenses	-	(905)	(2,310)	-	(1,457)	(5,674)	-	(10,346)	7,371	(2,975)
Gross profit (loss)	-	1,209	1,400	-	436	7,332	-	10,377	(8,658)	1,719
Project development costs										(3,491)
General and
administrative expenses										(4,512)
Share of profits (loss) of
equity accounted investee										1,525
Other income, net										2,100
Capital gain (loss)										-
Operating profit (loss)										(2,659)
Financing income										2,134
Financing income
(expenses) in connection
with derivatives, net										1,094
Financing expenses, net										(6,862)
Profit (loss) before taxes
on Income										(6,293)
Segment assets as at
December 31, 2020	503	17,574	36,521	232,955	36,253	109,983	21,925	455,714	4,458	460,172